Stock Options and Warrants - Stock Options - Additional Information (Detail) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2009	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock options		$ 588		$ 588		$ 977	$ 1,864
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period				2 years 4 months 6 days		2 years 2 months 12 days	1 year 7 months 6 days
Stock-based compensation expense		$ 158	$ 490	$ 500	$ 1,212	$ 1,418	$ 1,693
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry of options				10 years		10 years
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted									100,000
Expiry of options				10 years		10 years
2006 Plan [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted									15,000,000
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted		1,200,000		1,200,000
Expiry of options				10 years		10 years
2010 Plan [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted								18,000,000
Outside Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry of options						10 years
Award vesting terms						50 months
Outside Plan [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted to employees, directors and consultants	10,257,593